united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 12/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Principal				Fair Value
	BONDS - 5.7%
	RETAIL - 4.7%
$ 500,000	Gamestop Corp., 6.750%, 3/15/2021 ^(a)			$ 492,500
1,415,000	Men's Wearhouse, Inc., 7.000%, 7/1/2022 (a)			1,355,304
				1,847,804
	TELECOMMUNICATIONS - 1.0%
360,000	Frontier Communications Corp., 6.875%, 1/15/2025			175,649
500,000	Frontier Communications Corp., 10.500%, 9/15/2022			245,156
				420,805
	TOTAL BONDS (Cost $2,597,775)			2,268,609

	MUNICIPAL BONDS - 9.7%
	NEVADA - 0.8%
515,000	State of Nevada Department of Business & Industry, 0.000%, 1/1/2027			320,304

	PUERTO RICO - 8.9%
50,000	Commonwealth of Puerto Rico, 5.000%, 7/1/2022			52,575
40,000	Commonwealth of Puerto Rico, 5.000%, 7/1/2023 #			31,850
225,000	Commonwealth of Puerto Rico, 5.000%, 7/1/2024 #			181,125
125,000	Commonwealth of Puerto Rico, 5.000%, 7/1/2025 #			101,094
100,000	Commonwealth of Puerto Rico, 5.000%, 7/1/2029 #			80,875
75,000	Commonwealth of Puerto Rico, 5.000%, 7/1/2031 #			59,719
140,000	Commonwealth of Puerto Rico, 5.000%, 7/1/2034 #			113,225
145,000	Commonwealth of Puerto Rico, 5.750%, 7/1/2038 #			115,456
50,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 4.900%, 7/1/2020			50,062
200,000	Puerto Rico Electric Power Authority 3.750% 7/1/2022 #			148,250
70,000	Puerto Rico Electric Power Authority 4.100% 7/1/2019 ~			50,925
100,000	Puerto Rico Electric Power Authority 4.250% 7/1/2021 #			75,750
110,000	Puerto Rico Electric Power Authority 4.250% 7/1/2023 #			83,325
130,000	Puerto Rico Electric Power Authority 4.750% 7/1/2026 #			98,800
220,000	Puerto Rico Electric Power Authority 4.800% 7/1/2027 #			167,200
65,000	Puerto Rico Electric Power Authority 5.000% 7/1/2020 #			49,400
25,000	Puerto Rico Electric Power Authority 5.000% 7/1/2023 #			19,000
20,000	Puerto Rico Electric Power Authority 5.000% 7/1/2024 #			15,200
205,000	Puerto Rico Electric Power Authority 5.000% 7/1/2025 #			155,800
25,000	Puerto Rico Electric Power Authority, 5.000%, 7/1/2026 #			25,151
30,000	Puerto Rico Electric Power Authority 5.000% 7/1/2026 #			22,800
105,000	Puerto Rico Electric Power Authority 5.000% 7/1/2027 #			79,800
80,000	Puerto Rico Electric Power Authority 5.000% 7/1/2027 #			60,800
50,000	Puerto Rico Electric Power Authority 5.000% 7/1/2028 #			38,000
85,000	Puerto Rico Electric Power Authority 5.000% 7/1/2029 #			64,600
25,000	Puerto Rico Electric Power Authority 5.000% 7/1/2037 #			19,000
65,000	Puerto Rico Electric Power Authority 5.050% 7/1/2042 #			49,400
35,000	Puerto Rico Electric Power Authority 5.250% 7/1/2021 #			26,687
50,000	Puerto Rico Electric Power Authority 5.250% 7/1/2024 #			38,125
35,000	Puerto Rico Electric Power Authority 5.250% 7/1/2025 #			26,687
65,000	Puerto Rico Electric Power Authority 5.250% 7/1/2027 #			49,563
25,000	Puerto Rico Electric Power Authority 5.250% 7/1/2027 #			19,063
55,000	Puerto Rico Electric Power Authority 5.250% 7/1/2028 #			41,938
40,000	Puerto Rico Electric Power Authority 5.250% 7/1/2033 #			30,500
70,000	Puerto Rico Electric Power Authority 5.250% 7/1/2035 #			53,375
130,000	Puerto Rico Electric Power Authority 5.250% 7/1/2040 #			99,125
50,000	Puerto Rico Electric Power Authority 5.400% 7/1/2028 #			37,438
40,000	Puerto Rico Electric Power Authority 5.500% 7/1/2021 #			30,600
485,000	Puerto Rico Highway & Transportation Authority, 0.000%, 7/1/2027			343,899
100,000	Puerto Rico Public Buildings Authority, 5.375%, 7/1/2028			86,000
585,000	University of Puerto Rico, 5.000%, 6/1/2021 #			585,731
15,000	University of Puerto Rico, 5.000%, 6/1/2022			15,000
10,000	University of Puerto Rico, 5.000%, 6/1/2022			10,000
				3,502,913
	TOTAL MUNICIPAL BONDS (Cost $3,580,195)			3,823,217

Shares
	CLOSED-END FUNDS - 8.0%
20,000	Aberdeen Asia-Pacific Income Fund, Inc.			85,000
17,134	Ares Dynamic Credit Allocation Fund, Inc.			263,007
20,000	Eaton Vance Limited Duration Income Fund			265,000
40,000	Eaton Vance Senior Income Trust (b)			256,400
27,463	First Trust High Income Long/Short Fund			432,542
35,045	Invesco Dynamic Credit Opportunities Fund			397,761
44,586	Invesco Senior Income Trust			191,274
27,125	Nuveen Real Asset Income and Growth Fund (b)			498,015
20,000	PGIM Global Short Duration High Yield Fund, Inc. (b)			300,400
30,000	PGIM Short Duration High Yield Fund, Inc. (b)			462,000
	TOTAL CLOSED-END FUNDS (Cost $3,124,493)			3,151,399

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Shares				Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
1,933,943	Fannie Mae REMICS, 3.000%, 7/25/2042			$ 211,617
1,328,800	Fannie Mae REMICS, 3.000%, 1/25/2043			96,252
1,097,780	Fannie Mae REMICS, 3.500%, 3/25/2047			143,677
740,661	Fannie Mae REMICS, 3.500%, 8/25/2049			123,858
790,441	Fannie Mae REMICS, 4.000%, 7/25/2049			84,216
479,433	Fannie Mae REMICS, 4.000%, 7/25/2049			52,071
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $617,416)			711,691

	COMMON STOCKS - 58.3%
	AUTO MANUFACTURERS - 10.7%
14,818	Fiat Chrysler Automobiles NV (a)			217,677
210,400	Ford Motor Co. (b)(c)			1,956,720
30,000	Renault SA - ADR			282,600
136,000	Tata Motors Ltd. - ADR *(a)(b)			1,758,480
				4,215,477
	BANKS - 6.1%
40,000	Barclays PLC - ADR (b)(c)			380,800
167,500	ING Groep NV - ADR (a)(b)			2,018,375
				2,399,175
	BIOTECH - 2.2%
3,000	Biogen, Inc. *(d)			890,190

	BUILDING MATERIALS - 5.1%
537,636	Cemex SAB de CV - ADR (b)(c)			2,032,264

	COMMERCIAL SERVICES - 0.5%
5,000	Macquarie Infrastructure Corp.			214,200

	DISTRIBUTION/WHOLESALE - 0.5%
5,000	Triton International Ltd. (b)(c)			201,000

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
6,900	Capital One Financial Corp. (b)(c)			710,079

	ELECTRONICS - 0.6%
20,000	Flex Ltd. *(c)			252,400

	ENGINEERING & CONSTRUCTION - 2.9%
60,000	Fluor Corp.			1,132,800

	HEALTHCARE-SERVICES - 3.8%
20,000	DaVita, Inc. *			1,500,600

	HOME BUILDERS - 1.6%
700	PulteGroup, Inc.			27,160
5,000	Thor Industries, Inc. (a)			371,450
6,000	Toll Brothers, Inc.			237,060
				635,670
	HOUSEWARES - 2.0%
40,100	Newell Brands, Inc.			770,722

	INSURANCE - 2.6%
20,000	American International Group, Inc. (c)(d)			1,026,600

	INTERNET - 3.5%
12,600	Expedia Group, Inc. (a)(b)(c)(d)			1,362,564

	INVESTMENT COMPANIES - 1.2%
25,000	Ares Capital Corp. (b)(c)			466,250

	LEISURE TIME - 2.3%
9,100	Polaris Industries, Inc. (b)(c)(d)			925,470

	MACHINERY - CONSTRUCTION & MINING - 1.2%
5,000	Oshkosh Corp. (b)(c)			473,250

	OIL & GAS - 0.0%
11,428	Obsidian Energy Ltd. *			8,228

	PHARMACEUTICALS - 0.9%
5,000	CVS Health Corp. (d)			371,450

	PIPELINES - 2.0%
20,000	Enbridge, Inc. (b)(c)			795,400

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Shares				Fair Value
	COMMON STOCKS - 58.3% (Continued)
	REAL ESTATE - 2.2%
5,000	Jones Lang LaSalle, Inc. (a)(c)			$ 870,450

	RETAIL - 0.9%
60,000	GameStop Corp. (b)			364,800

	TELECOMMUNICATIONS - 2.8%
38,300	America Movil SAB de CV - ADR (c)			612,800
10,000	Millicom International Cellular SA (a)			482,300
				1,095,100
	TEXTILES - 0.9%
2,500	Mohawk Industries, Inc. *			340,950

	TOTAL COMMON STOCKS (Cost $28,021,095)			23,055,089

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 10.0%
20,000	AGNC Investment Corp. (b)			353,600
20,000	Macerich Co. (a)			538,400
29,775	Office Properties Income Trust (a)			956,969
20,000	Sabra Health Care REIT, Inc. (b)			426,800
47,136	Two Harbors Investment Corp. (b)			689,128
40,000	VEREIT, Inc.			369,600
169,400	Washington Prime Group, Inc. (a)(b)			616,616
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $6,398,803)			3,951,113

	LIMITED PARTNERSHIPS - 7.9%
	PIPELINES - 7.2%
156,363	Energy Transfer Equity LP (b)			2,006,137
30,000	Enterprise Products Partners LP (b)(c)			844,800
				2,850,937
	REAL ESTATE - 0.7%
15,000	Brookfield Property Partners LP (c)			274,200

	TOTAL LIMITED PARTNERSHIPS (Cost $4,583,789)			3,125,137

	PREFERRED STOCKS - 5.8%
	ELECTRIC - 1.7%
5,000	Pacific Gas & Electric Co., 4.360%, Perpetual			98,125
6,000	Pacific Gas & Electric Co., 4.500%, Perpetual			115,500
2,000	Pacific Gas & Electric Co., 4.800%, Perpetual			41,210
5,000	Pacific Gas & Electric Co., 5.000%, Perpetual			107,000
11,000	Pacific Gas & Electric Co., 5.000%, Perpetual			234,685
3,000	Pacific Gas & Electric Co., 5.500%, Perpetual			72,000
				668,520
	PIPELINES - 2.0%
1,000	DCP Midstream LP, 7.950%, Perpetual, Quarterly US LIBOR + 4.882% **			24,570
15,000	Energy Transfer Operating LP, 7.625%, Perpetual, Quarterly US LIBOR + 4.738% **(a)			372,300
15,000	NuStar Energy LP, 9.000%, Perpetual, Quarterly US LIBOR + 6.880% **			377,100
				773,970
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.1%
1,262	Ashford Hospitality Trust, Inc., 8.450%, Perpetual			31,815
16,350	Two Harbors Investment Corp., 7.750%, Perpetual			413,933
				445,748
	TRANSPORTATION - 1.0%
15,000	Seaspan Corp., 8.250%, Perpetual			388,350

	TOTAL PREFERRED STOCKS (Cost $2,163,217)			2,276,588

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Shares				Fair Value
	SHORT-TERM INVESTMENTS - 18.9%
	INVESTEMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 18.9%
7,491,202	Mount Vernon Liquid Assets Portfolio, LLC, 1.80% ***(e)			$ 7,491,202
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,491,202)			7,491,202

	TOTAL INVESTMENTS IN LONG SECURITIES - 126.1% (Cost $58,577,985)			$ 49,854,045
	TOTAL CALL OPTIONS WRITTEN - (8.1) % (Premiums Received $1,676,832)			(3,197,361)
	TOTAL PUT OPTIONS WRITTEN - (1.0) % (Premiums Received $627,766)			(393,775)
	TOTAL SECURITIES SOLD SHORT - (16.1) % (Proceeds $5,742,764)			(6,347,265)
	LIABILITES IN EXCESS OTHER ASSETS - (0.9) %			(370,177)
	TOTAL NET ASSETS - 100.0%			$ 39,545,467

Contracts****		Counterparty	Notional Value at December 31, 2019	Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (8.1) % *
200	American International Group
	Expiration January 2020, Exercise Price $55.00	Interactive Brokers	$ 1,100,000	$ 1,200
350	America Movil SAB de CV
	Expiration February 2020, Exercise Price $15.00	Interactive Brokers	525,000	43,400
250	Ares Capital Corp.
	Expiration January 2020, Exercise Price $19.00	Interactive Brokers	475,000	625
398	Barclays PLC
	Expiration January 2020, Exercise Price $7.00	Interactive Brokers	278,600	99,500
10	Beyond Meat, Inc.
	Expiration January 2020, Exercise Price $135.00	Interactive Brokers	135,000	10
100	Boston Scientific Corp.
	Expiration January 2020, Exercise Price $37.00	Interactive Brokers	370,000	82,500
150	Brookfield Property Partners
	Expiration January 2020, Exercise Price $20.00	Interactive Brokers	300,000	375
69	Capital One Financial Corp.
	Expiration January 2020, Exercise Price $92.50	Interactive Brokers	638,250	72,795
2,400	Cemex SAB de CV
	Expiration January 2020, Exercise Price $4.00	Interactive Brokers	960,000	7,200
200	Enbridge, Inc.
	Expiration January 2020, Exercise Price $35.00	Interactive Brokers	700,000	96,000
300	Enterprise Products Partners
	Expiration January 2020, Exercise Price $29.00	Interactive Brokers	870,000	3,000
81	Expedia Group, Inc.
	Expiration January 2020, Exercise Price $130.00	Interactive Brokers	1,053,000	203
1,200	Ford Motor Co.
	Expiration January 2020, Exercise Price $9.00	Interactive Brokers	1,080,000	44,400
200	Flex Ltd.
	Expiration January 2020, Exercise Price $11.00	Interactive Brokers	220,000	39,300
175	Invesco QQQ Trust Series 1
	Expiration January 2020, Exercise Price $195.00	Interactive Brokers	3,412,500	305,900
375	Invesco QQQ Trust Series 1
	Expiration January 2020, Exercise Price $188.00	Interactive Brokers	7,050,000	950,063
60	iPath Series B S&P 500 VIX Short-Term Futures ETN
	Expiration March 2020, Exercise Price $21.00	Interactive Brokers	126,000	5,940
300	iShares Russell 2000 ETF
	Expiration January 2020, Exercise Price $150.00	Interactive Brokers	4,500,000	495,300
50	Jones Long LaSalle, Inc.
	Expiration March 2020, Exercise Price $160.00	Interactive Brokers	800,000	93,500
75	ManpowerGroup, Inc.
	Expiration March 2020, Exercise Price $95.00	Interactive Brokers	712,500	45,000
50	Oshkosh Corp.
	Expiration January 2020, Exercise Price $85.00	Interactive Brokers	425,000	49,500
50	Polaris Industries, Inc.
	Expiration January 2020, Exercise Price $105.00	Interactive Brokers	525,000	8,250
100	SPDR S&P 500 ETF Trust
	Expiration February 2020, Exercise Price $298.00	Interactive Brokers	2,980,000	252,000
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Contracts****		Counterparty	Notional Value at December 31, 2019	Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (8.1) % * (Continued)
15	Tesla, Inc.
	Expiration January 2021, Exercise Price $300.00	Interactive Brokers	$ 450,000	$ 221,400
15	Tesla, Inc.
	Expiration January 2020, Exercise Price $250.00	Interactive Brokers	375,000	252,750
50	Triton International Ltd.
	Expiration January 2020, Exercise Price $35.00	Interactive Brokers	175,000	27,250
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $1,676,832)			$ 3,197,361

	SCHEDULE OF PUT OPTIONS WRITTEN - (1.0) % *
100	American International Group
	Expiration January 2020, Exercise Price $50.00	Interactive Brokers	500,000	3,900
30	Biogen, Inc.
	Expiration January 2020, Exercise Price $230.00	Interactive Brokers	690,000	300
100	Cardinal Health, Inc.
	Expiration March 2020, Exercise Price $47.50	Interactive Brokers	475,000	16,000
100	CVS Health Corp.
	Expiration January 2020, Exercise Price $75.00	Interactive Brokers	750,000	17,900
5	Expedia Group, Inc.
	Expiration January 2020, Exercise Price $120.00	Interactive Brokers	60,000	6,150
25	Intel Corp.
	Expiration January 2020, Exercise Price $50.00	Interactive Brokers	125,000	100
60	iPath Series B S&P 500 VIX Short-Term Futures ETN
	Expiration March 2020, Exercise Price $21.00	Interactive Brokers	126,000	41,400
250	iPath Series B S&P 500 VIX Short-Term Futures ETN
	Expiration February 2020, Exercise Price $23.00	Interactive Brokers	575,000	196,250
50	iPath Series B S&P 500 VIX Short-Term Futures ETN
	Expiration January 2020, Exercise Price $24.00	Interactive Brokers	120,000	45,250
100	Marathon Petroleum Corp.
	Expiration January 2020, Exercise Price $65.00	Interactive Brokers	650,000	51,500
25	Polaris Industries, Inc.
	Expiration March 2020, Exercise Price $100.00	Interactive Brokers	250,000	15,025
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $627,766)			$ 393,775
Shares
	SECURITIES SOLD SHORT - (16.1) % *
	COMMON STOCK - (3.8) %
2,000	Danaher Corp.			306,960
2,500	Home Depot, Inc. (The)			545,950
1,500	Tesla, Inc. *			627,495
				1,480,405
	CLOSED-END FUND- (1.4) %
30,000	Stone Habor Emerging Markets Income Fund			551,200

	EQUITY FUND - (10.9) %
	Invesco QQQ Trust Series 1			3,189,150
	SPDR S&P 500 ETF Trust			1,126,510
				4,315,660

	TOTAL SECURITIES SOLD SHORT (Proceeds $5,742,764)			$ 6,347,265

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
ETN - Exchange-Traded Note
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
VIX - S&P 500 Volatility Index
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.25% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
# Security in default.
~ Illiquid security. Total Value of all such securities as of December 31, 2019 amounted to $50,925 and represented 0.13% of Total Net Assets.
* Non-Income producing security.
** Variable Rate as of December 31, 2019.
*** Interest rate reflects seven-day effective yield on December 31, 2019.
**** One contract is equivalent to 100 shares of common stock.
# STEP Security
(a) All or a portion of the security is out on loan at December 31, 2019. Total loaned securities had a market value of $7,345,774 at December 31, 2019.
(b) All or a portion of the security is segregated as collateral for call options written.
(c) Subject to call options written.
(d) Subject to put options written.
(e) All or a portion of the security is segregated as collateral for securities on loan at December 31, 2019. Total collateral had a market value of $7,491,202 at December 31, 2019.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Principal				Fair Value
	BONDS - 11.4%
	RETAIL - 7.2%
$ 200,000	GameStop Corp., 6.750%, 3/15/2021 ^			$ 197,000
524,000	Men's Wearhouse, Inc., 7.000%, 7/1/2022			501,893
				698,893
	TELECOMMUNICATIONS - 4.2%
300,000	Frontier Communications Corp., 10.500%, 9/15/2022 (a)			147,094
300,000	Intelsat Jackson Holdings SA, 5.500%, 8/1/2023			258,338
				405,432

	TOTAL BONDS (Cost $1,158,585)			1,104,325

	MUNICIPAL BONDS - 13.5%
	PUERTO RICO - 13.5%
320,000	Commonwealth of Puerto Rico, 4.750%, 7/1/2018 #~			252,000
150,000	Commonwealth of Puerto Rico, 5.000%, 7/1/2035 #			121,313
50,000	Commonwealth of Puerto Rico,5.750%, 7/1/2023 #			40,500
25,000	Puerto Rico Electric Power Authority, 4.250%, 7/1/2020 #			18,938
25,000	Puerto Rico Electric Power Authority, 4.500%, 7/1/2023 #			19,000
30,000	Puerto Rico Electric Power Authority, 4.500%, 7/1/2023 #			22,800
20,000	Puerto Rico Electric Power Authority, 4.625%, 7/1/2030 #			15,150
110,000	Puerto Rico Electric Power Authority, 4.750%, 7/1/2026 #			83,600
45,000	Puerto Rico Electric Power Authority, 4.800%, 7/1/2029 #			34,031
30,000	Puerto Rico Electric Power Authority, 4.875%, 7/1/2027 #			22,800
25,000	Puerto Rico Electric Power Authority, 5.000%, 7/1/2019 ~			18,500
30,000	Puerto Rico Electric Power Authority, 5.000%, 7/1/2027 #			22,800
35,000	Puerto Rico Electric Power Authority, 5.050%, 7/1/2042 #			26,600
45,000	Puerto Rico Public Buidings Authority, 5.125%, 7/1/2025 #			38,644
115,000	Puerto Rico Public Buidings Authority, 5.125%, 7/1/2026 #			98,756
140,000	Puerto Rico Public Buidings Authority, 5.500%, 7/1/2022 #			122,850
85,000	Puerto Rico Public Buidings Authority, 5.750%, 6/1/2023 #			73,525
270,000	University of Puerto Rico, 5.000%, 6/1/2021			270,337
	TOTAL MUNICIPAL BONDS (Cost $1,067,213)			1,302,144
Shares
	CLOSED-END FUNDS - 5.9%
15,000	Ares Dynamic Credit Allocation Fund, Inc. (a)			230,250
35,000	Morgan Stanley Emerging Markets Debt Fund, Inc.			338,800
	TOTAL CLOSED-END FUNDS (Cost $528,397)			569,050

	COMMON STOCKS - 44.8%
	AGRICULTURE - 0.7%
2,500	Andersons, Inc.			63,200

	AIRLINES - 1.8%
1,000	Allegiant Travel Co. (a)(b)			174,040

	AUTO MANUFACTURERS - 1.1%
7,000	Wabash National Corp. (b)			102,830

	AUTO PARTS & EQUIPMENT - 1.4%
12,600	American Axle & Manufacturing Holdings, Inc. *			135,576

	BIOTECHNOLOGY - 0.5%
14,500	Veru, Inc. *			48,575

	CHEMICALS - 1.8%
10,000	Olin Corp.			172,500

	COMMERCIAL SERVICES - 4.4%
40,000	Textainer Group Holdings Ltd. *(a)(b)			428,400

	DISTRIBUTION/WHOLESALE - 2.1%
5,000	Triton International Ltd. (a)(b)			201,000

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
5,000	Ares Management Corp. (a)(b)			178,450
16	Ashford, Inc. *			378
2,000	Deluxe Corp. (b)			99,840
				278,668
	ELECTRONICS - 1.1%
12,500	Celestia, Inc. *			103,375

	ENERGY-ALTERNATE SOURCES - 0.9%
7,000	FutureFuel Corp.			86,730

	ENGINEERING & CONSTRUCTION - 3.5%
17,700	Fluor Corp. (c)			334,176

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares				Fair Value
	COMMON STOCKS - 44.8% (Continued)
	HEALTH CARE - FACILITIES - 0.7%
10,000	Brookdale Senior Living, Inc. *(a)(b)(c)			$ 72,700

	HOME BUILDERS - 1.8%
2,500	LGI Homes, Inc. *(a)(b)			176,625

	HOUSEWARES - 0.9%
9,700	Tupperware Brands Corp. (a)			83,226

	INVESTMENT COMPANIES - 1.9%
3,333	Apollo Investment Corp.			58,194
20,000	Prospect Capital Corp. (a)			128,800
				186,994
	LEISURE TIME - 0.8%
5,000	Camping World Holdings, Inc. (a)			73,700

	MEDIA - 0.4%
27,000	Salem Media Group, Inc.			38,880

	MISCELLANEOUS MANUFACTURING - 2.4%
5,000	Sturm Ruger & Co., Inc. (a)(b)			235,150

	OIL & GAS - 0.8%
1,950	CVR Energy, Inc. (a)(b)			78,838
1,429	Obsidian Energy Ltd. *			1,029
				79,867
	REAL ESTATE - 2.0%
49,900	Xinyuan Real Estate Co. Ltd. - ADR			188,622

	RETAIL - 6.4%
5,000	Big Lots, Inc.			143,600
6,000	Cheesecake Factory, Inc. (a)			233,160
100	Cracker Barrel Old Country Store, Inc.			15,374
2,000	Foot Locker, Inc.			77,980
10,000	GameStop Corp.			60,800
25,000	Office Depot, Inc.			68,500
10,000	Tile Shop Holdings, Inc.			16,900
				616,314
	SEMICONDUCTORS - 4.0%
10,000	Rambus, Inc. *(b)			137,750
5,000	Silicon Motion Technology Corp. - ADR (a)(b)			253,550
				391,300
	TRANSPORTATION - 0.5%
1,300	Matson, Inc.			53,040

	TOTAL COMMON STOCKS (Cost $5,339,908)			4,325,488

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 11.4%
10,000	Ashford Hospitality Trust, Inc.			27,900
12,500	CoreCivic, Inc. (a)			217,250
5,500	Great Ajax Corp.			81,455
6,250	Office Properties Income Trust (a)			200,875
24,360	Two Harbors Investment Corp. (a)			356,143
60,000	Washington Prime Group, Inc. (a)			218,400
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,869,428)			1,102,023

	LIMITED PARTNERSHIPS - 3.6%
	OIL & GAS SERVICES - 0.4%
15,000	CSI Compressco LP			40,800

	PIPELINES - 2.2%
5,000	Holly Energy Partners LP			110,750
12,500	Martin Midstream Partners LP (a)			50,375
2,000	NuStar Energy LP			51,700
				212,825
	REAL ESTATE - 1.0%
5,000	Brookfield Property Partners LP			91,400

	TOTAL LIMITED PARTNERSHIPS (Cost $1,089,610)			345,025

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares				Fair Value
	PREFERRED STOCKS - 18.0%
	INSURANCE - 3.7%
5,000	Maiden Holdings Ltd, 6.625%, 6/14/2046			$ 98,250
5,000	Maiden Holdings Ltd, 6.700%, Perpetual			34,550
10,000	Maiden Holdings North America Ltd., 7.750%, 12/1/2043 ~			224,700
				357,500
	INVESTMENT COMPANIES - 0.8%
3,000	Prospect Capital Corp., 6.250%, 6/15/2024 ~			75,900

	PIPELINES - 2.3%
10,000	NuStar Energy LP, 7.625%, Perpetual, Quarterly US LIBOR + 5.64% **			216,500

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.4%
3,600	Invesco Mortgage Capital, Inc., 7.750%, Perpetual			93,312
5,000	Pennsylvania Real Estate Investment Trust, 7.200%, Perpetual			93,150
3,573	Pennsylvania Real Estate Investment Trust, 7.375%, Perpetual			71,674
5,000	Two Harbors Investment Corp., 7.500%, Perpetual			126,550
5,000	Two Harbors Investment Corp., 7.7500%, Perpetual			126,585
5,000	Washington Prime Group, Inc., 6.875%, Perpetual			97,150
5,000	Washington Prime Group, Inc., 7.500%, Perpetual			107,850
				716,271
	TRANSPORTATION - 3.8%
4,000	Costamare, Inc., 8.875%, Perpetual			107,360
5,000	Seaspan Corp., 7.950%, Perpetual			128,200
5,000	Seaspan Corp., 8.250%, Perpetual			129,450
				365,010

	TOTAL PREFERRED STOCKS (Cost $1,716,680)			1,731,181

	TOTAL INVESTMENTS IN LONG SECURITIES - 108.6% (Cost $12,769,821)			$ 10,479,236
	TOTAL CALL OPTIONS WRITTEN - (7.1) % (Premiums Received $361,529)			(681,604)
	TOTAL PUT OPTIONS WRITTEN - (1.6) % (Premiums Received $137,040)			(156,620)
	TOTAL SECURITIES SOLD SHORT - (40.1) % (Proceeds $3,603,678)			(3,872,077)
	OTHER ASSETS IN EXCESS LIABILITES - 40.2%			3,882,982
	TOTAL NET ASSETS - 100.0%			$ 9,651,917

Contracts***		Counterparty	Notional Value at December 31, 2019	Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (7.1) % *
10	Allegiant Travel Co.
	Expiration January 2020, Exercise Price $140.00	Interactive Brokers	$ 140,000	$ 34,250
50	Ares Management Corp.
	Expiration March 2020, Exercise Price $30.00	Interactive Brokers	150,000	31,850
100	Brookdale Senior Living, Inc.
	Expiration January 2020, Exercise Price $9.00	Interactive Brokers	90,000	500
60	Compass Minerals International Co.
	Expiration March 2020, Exercise Price $55.00	Interactive Brokers	330,000	43,200
20	CVR Energy, Inc.
	Expiration March 2020, Exercise Price $45.00	Interactive Brokers	90,000	1,400
20	Deluxe Corp.
	Expiration January 2020, Exercise Price $45.00	Interactive Brokers	90,000	10,400
50	iPath Series B S&P 500 VIX Short-Term Futures ETN
	Expiration March 2020, Exercise Price $21.00	Interactive Brokers	105,000	4,950
229	iShares Russell 2000 ETF
	Expiration January 2020, Exercise Price $150.00	Interactive Brokers	3,435,000	378,079
25	LGI Homes, Inc.
	Expiration February 2020, Exercise Price $70.00	Interactive Brokers	175,000	10,375
100	Rambus, Inc.
	Expiration January 2020, Exercise Price $11.00	Interactive Brokers	110,000	28,200
50	Silicon Motion Technology Corp.
	Expiration March 2020, Exercise Price $35.00	Interactive Brokers	175,000	83,250
50	Sturm Ruger & Co., Inc.
	Expiration January 2020, Exercise Price $50.00	Interactive Brokers	250,000	500
200	Textainer Group Holdings Ltd.
	Expiration February 2020, Exercise Price $10.00	Interactive Brokers	200,000	26,000
50	Triton International Ltd.
	Expiration January 2020, Exercise Price $35.00	Interactive Brokers	175,000	27,250
70	Wabash National Corp.
	Expiration January 2020, Exercise Price $15.00	Interactive Brokers	105,000	1,400
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $361,529)			$ 681,604

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Contracts***		Counterparty	Notional Value at December 31, 2019	Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (1.6) % *
100	Brookdale Senior Living, Inc.
	Expiration January 2020, Exercise Price $7.00	Interactive Brokers	$ 70,000	$ 1,400
50	Brookdale Senior Living, Inc.
	Expiration Janaury 2020, Exercise Price $8.00	Interactive Brokers	40,000	3,750
23	Fluor Corp.
	Expiration January 2020, Exercise Price $30.00	Interactive Brokers	69,000	26,220
100	iPath Series B S&P 500 VIX Short-Term Futures ETN
	Expiration February 2020, Exercise Price $23.00	Interactive Brokers	230,000	78,500
50	iPath Series B S&P 500 VIX Short-Term Futures ETN
	Expiration January 2020, Exercise Price $24.00	Interactive Brokers	120,000	45,250
50	MEDNAX, Inc
	Expiration February 2020, Exercise Price $22.50	Interactive Brokers	112,500	1,500
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $137,040)			$ 156,620
Shares
	SECURITIES SOLD SHORT - (40.1) % *
	COMMON STOCK - (0.3) %
2,000	Ares Commercial Real Estate Corp.			$ 31,680

	CLOSED-END FUND - (2.1) %
15,000	Stone Harbor Emerging Markets Income Fund			206,700

	EQUITY FUND - (37.7) %
10,000	Invesco QQQ Trust Series 1			2,126,100
9,100	iShares Russell 2000 ETF			1,507,597
				3,633,697

	TOTAL SECURITIES SOLD SHORT (Proceeds $3,603,678)			$ 3,872,077

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
ETN - Exchange-Traded Note
LP - Limited Partnership
REIT - Real Estate Investment Trust
VIX - S&P 500 Volatility Index
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 2.04% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
# Security in default.
~ Illiquid security. Total Value of all such securities as of December 31, 2019 amounted to $571,100 and represented 5.92% of Total Net Assets.
* Non-Income producing security
** Variable Rate as of December 31, 2019.
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) Subject to call options written.
(c) Subject to put options written.

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.
In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund
Assets
Security Classifications (a)	Level 1	Level 2	Level 3	Total
Bonds	$ -	$ 2,268,609	$ -	$ 2,268,609
Municipal Bonds	-	3,823,217	-	3,823,217
Closed-End Funds	3,151,399	-	-	3,151,399
Collateralized Mortgage Obligations	711,691	-	-	711,691
Common Stocks	23,055,089	-	-	23,055,089
Real Estate Investment Trusts	3,951,113	-	-	3,951,113
Limited Partnerships	3,125,137	-	-	3,125,137
Preferred Stocks	2,276,588	-	-	2,276,588
Investment Purchased as Securities Lending Collateral	-	-	-	7,491,202
Total	$ 36,271,017	$ 6,091,826	$ -	$ 49,854,045

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Camelot Premium Return Fund
Liabilities
Security Classifications (a)	Level 1	Level 2	Level 3	Total
Call Options Written	$ 3,197,361	$ -	$ -	$ 3,197,361
Put Options Written	393,775	-	-	393,775
Securities Sold Short	6,347,265	-	-	6,347,265
Total	$ 9,938,401	$ -	$ -	$ 9,938,401

Camelot Excalibur Small Cap Income Fund
Assets
Security Classifications (a)	Level 1	Level 2	Level 3	Total
Bonds	$ -	$ 1,104,325	$ -	$ 1,104,325
Municipal Bonds	-	1,302,144	-	1,302,144
Closed-End Funds	569,050	-	-	569,050
Common Stocks	4,325,488	-	-	4,325,488
Real Estate Investment Trusts	1,102,023	-	-	1,102,023
Limited Partnerships	345,025	-	-	345,025
Preferred Stocks	1,731,181	-	-	1,731,181
Total	$ 8,072,767	$ 2,406,469	$ -	$ 10,479,236

Liabilities
Security Classifications (a)	Level 1	Level 2	Level 3	Total
Call Options Written	$ 681,604	$ -	$ -	$ 681,604
Put Options Written	156,620	-	-	156,620
Securities Sold Short	3,872,077	-	-	3,872,077
Total	$ 4,710,301	$ -	$ -	$ 4,710,301

(a) As of and during the period ended December 31, 2019, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(b) Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of assets and liabilities.

Option Risk – There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of December 31, 2019, the amount of unrealized depreciation on option contracts written subject to equity price risk amounted to $1,286,537 and $339,656 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. As of December 31, 2019, the amount of realized gain on option contracts subject to equity price risk amounted to $1,065,693 and $42,261 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.
Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Underlying Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Security Loans - The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%

Short Sales - A "short sale" is a transaction in which the Funds sell a security they do not own but have borrowed in anticipation that the market price of that security will decline. The Funds are obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2019, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Camelot Premium Return Fund	$ 49,982,583	$ 3,638,067	$ (13,705,006)	$ (10,066,939)
Camelot Excalibur Small Cap Income Fund	8,310,884	1,280,723	(3,822,672)	(2,541,949)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 2/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 2/28/2020

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/28/2020